UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2017 to March 31, 2017

Item 1:                                                        Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (74.9%)
$3,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	1.070	$3,814,877
10,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	1.220	10,129,946
2,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	1.178	2,510,643
5,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	1.206	5,022,655
4,700	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	1.250	4,716,868
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	1.002	4,012,764
2,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	1.015	2,006,640
4,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/14/19	0.980	4,398,830
5,687	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	1.147	5,716,561
7,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	1.157	7,238,916
8,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	1.062	8,441,899
11,600	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	1.168	11,673,556
3,600	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	1.146	3,618,655
2,900	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/11/19	1.061	2,917,916
5,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	1.164	5,232,198
7,900	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	0.978	7,930,944
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	1.180	4,045,536
4,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/23/21	1.237	4,411,862
800	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/18/22	1.218	799,424
8,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	12/08/23	1.247	8,008,344
7,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/24/17	0.371	6,997,630
5,100	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.958	5,107,747
4,800	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.967	4,807,613
5,200	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	1.054	5,209,110
5,300	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	0.909	5,309,879
4,300	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	0.968	4,309,851
5,700	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	1.032	5,714,837
6,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	1.273	6,053,664
5,800	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	0.979	5,814,668
4,600	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	1.126	4,615,806
7,450	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/11/18	1.000	7,434,422
2,425	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.050	2,420,143
6,400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	0.793	6,405,158
11,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/24/18	0.793	11,007,117
5,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	5,489,017
2,300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	2,287,042
2,900	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	01/25/19	0.750	2,899,635
1,500	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/22/19	0.750	1,498,551
2,600	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/22/19	1.000	2,599,875
6,700	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	0.985	6,716,938
5,200	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	5,190,432
3,400	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	3,378,196
14,000	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	0.983	14,007,882
17,100	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	0.847	17,107,678
8,000	Federal National Mortgage Association(1)	(AA+, Aaa)	03/13/20	0.970	8,001,152
6,700	Federal National Mortgage Association(1)	(AA+, Aaa)	03/25/20	1.005	6,700,985
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $263,123,702)					263,734,062

UNITED STATES TREASURY OBLIGATIONS (20.4%)
3,000	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	10/31/17	0.950	3,003,306
8,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/18	1.054	8,018,672
7,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	04/30/18	0.972	7,012,390
4,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	07/31/18	0.956	4,007,280
18,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	10/31/18	0.952	18,028,782
22,500	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	01/31/19	0.922	22,520,677
3,000	United States Treasury Notes	(AA+, Aaa)	06/15/17	0.875	3,000,528
3,000	United States Treasury Notes	(AA+, Aaa)	07/31/17	2.375	3,015,330
1,600	United States Treasury Notes	(AA+, Aaa)	10/31/17	1.875	1,608,344
1,500	United States Treasury Notes	(AA+, Aaa)	11/30/17	2.250	1,512,363
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $71,664,445)					71,727,672

SHORT-TERM INVESTMENT (1.8%)
6,399	State Street Bank and Trust Co. Euro Time Deposit (Cost $6,398,600)		04/03/17	0.090	6,398,600

Value
TOTAL INVESTMENTS AT VALUE (97.1%) (Cost $341,186,747)	$341,860,334

OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)	10,328,917

NET ASSETS (100.0%)	$352,189,251

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.
(1)	Variable rate obligation — The interest rate shown is as of March 31, 2017.
(2)	Step Bond — The interest rate shown is as of March 31, 2017 and will reset at a future date.
(3)	At March 31, 2017, $5,904,702 in the value of these securities has been pledged as collateral for open swap contracts.

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$12,730,071	04/24/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$141,898
USD	29,350,241	04/24/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	325,138
USD	1,856,602	04/24/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	22,399
USD	17,156,169	04/24/17	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	206,995
USD	13,077,097	04/24/17	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	145,752
USD	13,192,756	04/24/17	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	159,175
USD	38,145,333	04/24/17	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	425,026
USD	8,630,901	04/24/17	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	104,116
USD	10,964,860	04/24/17	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	122,186
USD	4,065,479	04/24/17	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	49,043
USD	32,488,671	04/24/17	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	369,123
USD	2,000,000	04/24/17	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,458)
USD	17,905,873	04/24/17	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	216,001
USD	20,063,902	04/24/17	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	223,558

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$9,568,594	04/24/17	Royal Bank of Canada	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$106,637
USD	20,543,251	04/24/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	247,816
USD	25,012,620	04/24/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	278,697
USD	35,447,785	04/24/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	417,803
USD	22,792,941	04/24/17	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	274,955
USD	13,661,389	04/24/17	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	152,219
						$3,987,079

(1)	The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                Level 1—quoted prices in active markets for identical investments

•                Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$263,734,062	$—	$263,734,062
United States Treasury Obligations	—	71,727,672	—	71,727,672
Short-term Investment	—	6,398,600	—	6,398,600
	$—	$341,860,334	$—	$341,860,334

Other Financial Instruments*
Swap Contracts	$—	$3,988,537	$—	$3,988,537

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Swap Contracts	$—	$1,458	$—	$1,458

*                        Other financial instruments include unrealized appreciation (depreciation) on swap contracts.

During the period ended March 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 17, 2017

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	May 17, 2017